SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	5 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
Years Ended December 31,	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2016	Long-term available-for-sale securities	247,085	204,945	42,140
2017	Short-term trading securities	129,911	129,911
2017	Long-term available-for-sale securities	1,253,786	907,716	346,070

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
Years Ended December 31,	Description	Fair Value for Years Ended December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
2015	Property and equipment	21,879			21,879	93,163
2015	Goodwill	—			—	2,445
2016	Property and equipment	20,706			20,706	150,533
2016	Long-term investments	—			—	3,208
2017	Property and equipment	51,750			51,750	169,213

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2015	2016	2017
Hotel operating costs	8,835	13,603	19,725
Selling and marketing expenses	907	811	1,530
General and administrative expenses	42,793	41,022	45,112

Total	52,535	55,436	66,367